                 THE ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY

                                   Issued by

                      Transamerica Life Insurance Company

                       Supplement Dated August 14, 2002
                                    to the
                         Prospectus dated May 1, 2002

The following hereby amends, and to the extent inconsistent replaces, the corresponding Appendix B--Historical Performance Data of the prospectus.

                                  APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica and Atlas may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

The yield of a subaccount of the separate account for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional riders. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2001, and for the one and five year periods ended December 31, 2001 are shown in Table 1. Total returns shown reflect deductions for the mortality and expense risk fee and administrative charges. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

Table 1 figures do not reflect any charge for riders or other optional features.

                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
        The Atlas Portfolio Builder Variable Annuity Dated May 1, 2002

                                               TABLE 1
                                Standard Average Annual Total Returns
               (Assuming A Surrender Charge and No Managed Annuity Program, Beneficiary
                  Earnings Enhancement, or Beneficiary Earnings Enhancement--Extra)
------------------------------------------------------------------------------------------------------
                                                    1 Year   5 Year   Inception of      Subaccount
                                                    Ended    Ended   the Subaccount     Inception
Subaccount                                         12/31/01 12/31/01  to 12/31/01          Date
------------------------------------------------------------------------------------------------------
Atlas Balanced Growth............................. (15.02%)   N/A        4.15%      September 30, 1997
Aggressive Asset Allocation.......................   N/A      N/A         N/A          May 1, 2002
Conservative Asset Allocation.....................   N/A      N/A         N/A          May 1, 2002
Moderate Asset Allocation.........................   N/A      N/A         N/A          May 1, 2002
Moderately Aggressive Asset Allocation............   N/A      N/A         N/A          May 1, 2002
Alger Aggressive Growth........................... (23.22%)   N/A       (32.49%)       May 1, 2000
Capital Guardian Value/(1)/....................... (0.44%)    N/A        2.50%      September 30, 1997
Dreyfus Small Cap Value/(2)/......................  21.40%    N/A        11.51%     September 30, 1997
Janus Global (A/T)/(3)/........................... (29.52%)   N/A        5.56%      September 30, 1997
Janus Growth (A/T)................................ (34.80%)   N/A        4.29%      September 30, 1997
T. Rowe Price Equity Income....................... (4.85%)    N/A        5.31%      September 30, 1997
T. Rowe Price Growth Stock........................ (16.89%)   N/A        7.24%      September 30, 1997
Van Kampen Emerging Growth........................ (39.76%)   N/A        9.28%      September 30, 1997
AIM V.I. Growth Fund--Series I shares............. (40.40%)   N/A       (40.32%)       May 1, 2000
AIM V.I. Core Equity Fund--Series I shares........ (29.51%)   N/A       (28.49%)       May 1, 2000
AIM V.I. Premier Equity Fund--Series I shares..... (19.38%)   N/A       (23.92%)       May 1, 2000
Alliance Growth--Class B.......................... (30.31%)   N/A       (29.58%)       May 1, 2000
Alliance Premier Growth--Class B.................. (24.15%)   N/A       (27.55%)       May 1, 2000
Alliance Technology--Class B...................... (32.09%)   N/A       (40.60%)       May 1, 2000
The Dreyfus Socially Responsible Growth Fund, Inc.
  --Initial Class................................. (29.25%)   N/A       (25.53%)       May 1, 2000
Dreyfus VIF--Appreciation--Initial Class.......... (16.17%)   N/A        4.96%      September 30, 1997
Dreyfus VIF--Disciplined Stock--Initial Class..... (20.07%)   N/A        2.72%      September 30, 1997
Dreyfus VIF--Growth and Income--Initial Class..... (12.75%)   N/A        2.10%      September 30, 1997
Dreyfus VIF--Quality Bond--Initial Class.......... (0.39%)    N/A        4.28%      September 30, 1997
Dreyfus VIF--Small Cap--Initial Class............. (13.02%)   N/A        2.41%      September 30, 1997
Federated High Income Bond Fund II................ (5.63%)    N/A       (2.17%)     September 30, 1997
Federated Utility Fund II......................... (20.52%)   N/A       (1.43%)     September 30, 1997
Janus Aspen--Aggressive Growth--Service Shares.... (46.03%)   N/A       (47.12%)       May 1, 2000
Janus Aspen--Balanced--Service Shares............. (11.82%)   N/A       (8.93%)        May 1, 2000
Janus Aspen--Growth--Service Shares............... (31.54%)   N/A       (30.72%)       May 1, 2000
Janus Aspen--International Growth--Service Shares. (30.10%)   N/A       (30.96%)       May 1, 2000
Janus Aspen--Worldwide Growth--Service Shares..... (29.29%)   N/A       (32.13%)     October 9, 2000

/(1)/ Prior to October 9, 2000, the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount. The name was changed at that time to reflect changes in the underlying portfolios' adviser and investment policy. The unit values shown reflect the portfolios' performance before (and after) this change.
/(2)/ The Dreyfus Small Cap Value Subaccount is only available to owners that held an investment in this subaccount on June 30, 2002. However, if an owner withdraws all of his or her money from this subaccount after June 30, 2002, that owner may not reinvest his or her money in this subaccount.
/(3)/ The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest his or her money in this subaccount.

Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed.

                                               TABLE 2
                            Non-Standardized Average Annual Total Returns
                       (Assuming No Surrender Charge, Managed Annuity Program,
            Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement--Extra)
------------------------------------------------------------------------------------------------------
                                                    1 Year   5 Year   Inception of
                                                    Ended    Ended   the Subaccount     Subaccount
Subaccount                                         12/31/01 12/31/01  to 12/31/01     Inception Date
------------------------------------------------------------------------------------------------------
Atlas Balanced Growth............................. (9.42%)    N/A        4.56%      September 30, 1997
Aggressive Asset Allocation.......................   N/A      N/A         N/A          May 1, 2002
Conservative Asset Allocation.....................   N/A      N/A         N/A          May 1, 2002
Moderate Asset Allocation.........................   N/A      N/A         N/A          May 1, 2002
Moderately Aggressive Asset Allocation............   N/A      N/A         N/A          May 1, 2002
Alger Aggressive Growth........................... (17.62%)   N/A       (28.22%)       May 1, 2000
Capital Guardian Value/(1)/.......................  5.16%     N/A        2.93%      September 30, 1997
Dreyfus Small Cap Value/(2)/......................  27.00%    N/A        11.84%     September 30, 1997
Janus Global (A/T)/(3)/........................... (23.92%)   N/A        5.95%      September 30, 1997
Janus Growth (A/T)................................ (29.20%)   N/A        4.69%      September 30, 1997
T. Rowe Price Equity Income.......................  0.75%     N/A        5.70%      September 30, 1997
T. Rowe Price Growth Stock........................ (11.29%)   N/A        7.62%      September 30, 1997
Van Kampen Emerging Growth........................ (34.16%)   N/A        9.63%      September 30, 1997
AIM V.I. Growth Fund--Series I shares............. (34.80%)   N/A       (35.70%)       May 1, 2000
AIM V.I. Core Equity Fund--Series I shares........ (23.91%)   N/A       (24.37%)       May 1, 2000
AIM V.I. Premier Equity Fund--Series I shares..... (13.78%)   N/A       (19.96%)       May 1, 2000
Alliance Growth--Class B.......................... (24.71%)   N/A       (25.42%)       May 1, 2000
Alliance Premier Growth--Class B.................. (18.55%)   N/A       (23.46%)       May 1, 2000
Alliance Technology--Class B...................... (26.49%)   N/A       (35.97%)       May 1, 2000
The Dreyfus Socially Responsible Growth Fund, Inc.
  --Initial Class................................. (23.65%)   N/A       (21.52%)       May 1, 2000
Dreyfus VIF--Appreciation--Initial Class.......... (10.57%)   N/A        5.36%      September 30, 1997
Dreyfus VIF--Disciplined Stock--Initial Class..... (14.47%)   N/A        3.15%      September 30, 1997
Dreyfus VIF--Growth and Income--Initial Class..... (7.15%)    N/A        2.53%      September 30, 1997

                                          TABLE 2--Continued
                            Non-Standardized Average Annual Total Returns
                       (Assuming No Surrender Charge, Managed Annuity Program,
            Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement--Extra)
------------------------------------------------------------------------------------------------------
                                                    1 Year   5 Year   Inception of
                                                    Ended    Ended   the Subaccount     Subaccount
Subaccount                                         12/31/01 12/31/01  to 12/31/01     Inception Date
------------------------------------------------------------------------------------------------------
Dreyfus VIF--Quality Bond--Initial Class..........  5.21%     N/A        4.69%      September 30, 1997
Dreyfus VIF--Small Cap--Initial Class............. (7.42%)    N/A        2.84%      September 30, 1997
Federated High Income Bond Fund II................ (0.03%)    N/A       (1.64%)     September 30, 1997
Federated Utility Fund II......................... (14.92%)   N/A       (0.94%)     September 30, 1997
Janus Aspen--Aggressive Growth--Service Shares.... (40.43%)   N/A       (42.13%)       May 1, 2000
Janus Aspen--Balanced--Service Shares............. (6.22%)    N/A       (5.40%)        May 1, 2000
Janus Aspen--Growth--Service Shares............... (25.94%)   N/A       (26.52%)       May 1, 2000
Janus Aspen--International Growth --Service Shares (24.50%)   N/A       (26.75%)       May 1, 2000
Janus Aspen--Worldwide Growth --Service Shares.... (23.69%)   N/A       (27.19%)     October 9, 2000

/(1)/ Prior to October 9, 2000, the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount. The name was changed at that time to reflect changes in the underlying portfolios' adviser and investment policy. The unit values shown reflect the portfolios' performance before (and after) this change.
/(2)/ The Dreyfus Small Cap Value Subaccount is only available to owners that held an investment in this subaccount on June 30, 2002. However, if an owner withdraws all of his or her money from this subaccount after June 30, 2002, that owner may not reinvest his or her money in this subaccount.
/(3)/ The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in Tables 3 and 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2001, were as follows:

                                                TABLE 3
                  Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
                      (Assuming a Surrender Charge and no Managed Annuity Program,
             Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement--Extra)
--------------------------------------------------------------------------------------------------------
                                                        1 Year   5 Year    10 Year      Corresponding
                                                        Ended    Ended   or Inception     Portfolio
Portfolio                                              12/31/01 12/31/01 to 12/31/01    Inception Date
--------------------------------------------------------------------------------------------------------
Atlas Balanced Growth................................. (15.02%)   N/A        4.15%    September 30, 1997
Aggressive Asset Allocation...........................   N/A      N/A         N/A        May 1, 2002
Conservative Asset Allocation.........................   N/A      N/A         N/A        May 1, 2002
Moderate Asset Allocation.............................   N/A      N/A         N/A        May 1, 2002
Moderately Aggressive Asset Allocation................   N/A      N/A         N/A        May 1, 2002
Alger Aggressive Growth............................... (23.22%)  10.83%     11.93%      March 1, 1994
Capital Guardian Value................................ (0.44%)   6.45%      10.26%       May 27, 1993
Dreyfus Small Cap Value/(2)/..........................  21.40%   16.20%     14.24%       May 4, 1993
Janus Global (A/T)/(3)/............................... (29.52%)  9.41%      13.67%     December 3, 1992
Janus Growth (A/T).................................... (34.80%)  8.00%      8.78%+     October 2, 1986
T. Rowe Price Equity Income........................... (4.85%)   9.10%      13.00%     January 3, 1995
T. Rowe Price Growth Stock............................ (16.89%)  11.04%     15.37%     January 3, 1995
Van Kampen Emerging Growth............................ (39.76%)  13.42%     15.57%      March 1, 1993
AIM V.I. Growth Fund--Series I shares................. (40.40%)  2.45%       7.31%       May 5, 1993
AIM V.I. Core Equity Fund--Series I shares............ (29.51%)  5.81%       9.82%       May 2, 1994
AIM V.I. Premier Equity Fund--Series I shares......... (19.38%)  8.18%      11.84%       May 5, 1993
Alliance Growth--Class B.............................. (30.31%)  5.71%      12.36%    September 15, 1994
Alliance Premier Growth--Class B...................... (24.15%)  10.97%     14.05%      June 26, 1992
Alliance Technology--Class B.......................... (32.09%)  10.82%     10.55%     January 11, 1996
The Dreyfus Socially Responsible Growth Fund, Inc. --
  Initial Class....................................... (29.25%)  6.80%      10.99%     October 7, 1993
Dreyfus VIF--Appreciation--Initial Class.............. (16.17%)  9.33%      12.19%      April 5, 1993
Dreyfus VIF--Disciplined Stock--Initial Class......... (20.07%)  7.73%       9.91%       May 1, 1996
Dreyfus VIF--Growth and Income--Initial Class......... (12.75%)  5.12%      12.03%       May 2, 1994
Dreyfus VIF--Quality Bond--Initial Class.............. (0.39%)   5.05%      6.16%+     August 31, 1990
Dreyfus VIF--Small Cap--Initial Class................. (13.02%)  6.62%      19.68%+    August 31, 1990
Federated High Income Bond Fund II.................... (5.63%)   0.57%       3.42%     February 2, 1994
Federated Utility Fund II............................. (20.52%)  1.28%       4.32%    February 28, 1994
Janus Aspen--Aggressive Growth--Service Shares/(4)/... (46.03%)  5.70%      10.91%    September 13, 1993
Janus Aspen--Balanced--Service Shares/(4)/............ (11.82%)  12.66%     12.83%    September 13, 1993
Janus Aspen--Growth--Service Shares/(4)/.............. (31.54%)  7.00%       9.79%    September 13, 1993
Janus Aspen--International Growth--Service Shares/(4)/ (30.10%)  8.05%      11.85%       May 2, 1994
Janus Aspen--Worldwide Growth--Service Shares/(4)/.... (29.29%)  9.35%      14.00%    September 13, 1993
--------------------------------------------------------------------------------------------------------
+Ten Year Date

/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
/(2)/ The Dreyfus Small Cap Value portfolio is only available to owners that held an investment in this portfolio on June 30, 2002. However, if an owner withdraws all of his or her money from this portfolio after June 30, 2002, that owner may not reinvest his or her money in this portfolio.
/(3)/ The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, if an owner withdraws all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest your money in this portfolio.
/(4)/ Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

                                                TABLE 4
                  Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
                        (Assuming No Surrender Charge, Managed Annuity Program,
             Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement--Extra)
--------------------------------------------------------------------------------------------------------
                                                        1 Year   5 Year    10 Year      Corresponding
                                                        Ended    Ended   or Inception     Portfolio
Portfolio                                              12/31/01 12/31/01 to 12/31/01    Inception Date
--------------------------------------------------------------------------------------------------------
Atlas Balanced Growth................................. (9.42%)    N/A       4.56%     September 30, 1997
Aggressive Asset Allocation...........................   N/A      N/A        N/A         May 1, 2002
Conservative Asset Allocation.........................   N/A      N/A        N/A         May 1, 2002
Moderate Asset Allocation.............................   N/A      N/A        N/A         May 1, 2002
Moderately Aggressive Asset Allocation................   N/A      N/A        N/A         May 1, 2002
Alger Aggressive Growth............................... (17.62%)  10.83%    11.93%       March 1, 1994
Capital Guardian Value................................  5.16%    6.45%     10.26%        May 27, 1993
Dreyfus Small Cap Value/(2)/..........................  27.00%   16.20%    14.24%        May 4, 1993
Janus Global (A/T)/(3)/............................... (23.92%)  9.41%     13.67%      December 3, 1992
Janus Growth (A/T).................................... (29.20%)  8.00%     8.78%+      October 2, 1986
T. Rowe Price Equity Income...........................  0.75%    9.10%     13.00%      January 3, 1995
T. Rowe Price Growth Stock............................ (11.29%)  11.04%    15.37%      January 3, 1995
Van Kampen Emerging Growth............................ (34.16%)  13.42%    15.57%       March 1, 1993
AIM V.I. Growth Fund--Series I shares................. (34.80%)  2.45%      7.31%        May 5, 1993
AIM V.I. Core Equity Fund--Series I shares............ (23.91%)  5.81%      9.82%        May 2, 1994
AIM V.I. Premier Equity Fund--Series I shares......... (13.78%)  8.18%     11.84%        May 5, 1993
Alliance Growth--Class B.............................. (24.71%)  5.71%     12.36%     September 15, 1994
Alliance Premier Growth--Class B...................... (18.55%)  10.97%    14.05%       June 26, 1992
Alliance Technology--Class B.......................... (26.49%)  10.82%    10.55%      January 11, 1996
The Dreyfus Socially Responsible Growth Fund, Inc.
  --Initial Class..................................... (23.65%)  6.80%     10.99%      October 7, 1993
Dreyfus VIF--Appreciation--Initial Class.............. (10.57%)  9.33%     12.19%       April 5, 1993
Dreyfus VIF--Disciplined Stock--Initial Class......... (14.47%)  7.73%      9.91%        May 1, 1996
Dreyfus VIF--Growth and Income--Initial Class......... (7.15%)   5.12%     12.03%        May 2, 1994
Dreyfus VIF--Quality Bond--Initial Class..............  5.21%    5.05%     6.16%+      August 31, 1990
Dreyfus VIF--Small Cap--Initial Class................. (7.42%)   6.62%     19.68%+     August 31, 1990
Federated High Income Bond Fund II.................... (0.03%)   0.57%      3.42%      February 2, 1994
Federated Utility Fund II............................. (14.92%)  1.28%      4.32%     February 28, 1994
Janus Aspen--Aggressive Growth--Service Shares/(4)/... (40.43%)  5.70%     10.91%     September 13, 1993
Janus Aspen--Balanced--Service Shares/(4)/............ (6.22%)   12.66%    12.83%     September 13, 1993
Janus Aspen--Growth--Service Shares/(4)/.............. (25.94%)  7.00%      9.79%     September 13, 1993
Janus Aspen--International Growth--Service Shares/(4)/ (24.50%)  8.05%     11.85%        May 2, 1994
Janus Aspen--Worldwide Growth--Service Shares/(4)/.... (23.69%)  9.35%     14.00%     September 13, 1993
--------------------------------------------------------------------------------------------------------
+Ten Year Date

/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
/(2)/ The Dreyfus Small Cap Value portfolio is only available to owners that held an investment in this portfolio on June 30, 2002. However, if an owner withdraws all of his or her money from this portfolio after June 30, 2002, that owner may not reinvest his or her money in this portfolio.
/(3)/ The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, if an owner withdraws all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest your money in this portfolio.
/(4)/ Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.